NOTE 9 - DERIVATIVE LIABILITY - Schedule of Change in Fair Value of Derivative Liability Included in Income Statement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Note 9 Derivative Liabilities
Unrealized Gain (Loss) on Derivatives			$ 943,833
[custom:RevaluationOfDerivativeLiabilities]	342,575		1,706,536	317,080
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	$ 342,575		$ 2,650,369	$ 317,080